Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
18.
Leases

The Group has leased office, operation centers and store premises under operating lease agreements for the periods from 2021 to 2034. As of December 31, 2023 and 2024, the Group had no long-term leases that were classified as a financing lease.

For the year ended December 31, 2022, 2023 and 2024, the lease expense is as follow:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease expense	57,302	50,183	60,232
Short-term lease expense	66,016	72,673	82,934
Total lease expense	123,318	122,856	143,166

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,	As of December 31,
	2023	2024
Operating lease:	RMB	RMB
Operating leases right-of-use assets (note)	55,944	127,824
Current portion of lease liabilities	33,509	49,992
Non-current portion of lease liabilities	22,495	79,934
Total operating lease liabilities	56,004	129,926
Weighted-average remaining lease term (in years) – operating leases	2.24	4.66
Weighted-average discount rate – operating leases	5.31%	3.63%

Note: The amount of operating leases right-of-use assets is presented within other non-current assets in the consolidated balance sheets.

As of December 31, 2024, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities are as follows:

Years ending	RMB

2025	53,688
2026	35,526
2027	14,707
2028	5,724
2029 and thereafter	30,383
Total undiscounted cash flows	140,028
Less: imputed interest	(10,102)
Total	129,926

Lease liabilities due within one year	49,992
Lease liabilities due after one year	79,934

Short-term lease commitment:
2025	40,594